Expense Example {- Fidelity Large Cap Value Index Fund} - 04.30 Fidelity Large Cap Value Index Fund PRO-12 - Fidelity Large Cap Value Index Fund - Fidelity Large Cap Value Index Fund	Jun. 29, 2022 USD ($)
Expense Example:
1 year	$ 4
3 years	11
5 years	20
10 years	$ 45